Structured Entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of information about structured entities [line items]
Assets	¥ 281,271,637	¥ 257,687,038
Unconsolidated structured entities [Member]
Disclosure of information about structured entities [line items]
Income from sponsored unconsolidated structured entities	74,038	26,865
Assets transferred to sponsored unconsolidated structured entities	3,083,879	1,094,445
Asset backed commercial paper conduits [Member]
Disclosure of information about structured entities [line items]
Assets	937,627	873,672
Notional amounts of liquidity and credit enhancement facilities	¥ 1,556,867	¥ 1,468,609